Cash and Cash Equivalents (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents
Summary of Cash and Cash Equivalents

	As of
	March 31, 2022	December 31, 2021
	$’000	$’000
Cash in hand and at banks	274,978	262,276
Short term investment funds	—	—
Restricted cash	—	305
	274,978	262,581

	As of December 31,
	2021	2020
	$’000	$’000
Cash in hand and at banks	262,276	97,757
Short term investment funds	—	4,000
Restricted cash	305	—
	262,581	101,757